12. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Canadian operating loss carry-forwards		$ 4,500,000
Operating loss carry-forwards expiration year Description	Dec. 31, 2014
Canadian oil and gas dedication pools	9,000,000
Changes in valuation allowance	$ 126,500	$ 54,500	$ 56,500